United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 07/31/15

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—96.2%[1]
		Consumer Discretionary—13.1%
33,509	[2]	AMC Networks, Inc.	$2,822,128
50,749		Aaron's, Inc.	1,876,698
17,196	[3]	Abercrombie & Fitch Co., Class A	345,468
97,369		American Eagle Outfitters, Inc.	1,728,300
37,103	[2]	Ann, Inc.	1,697,462
63,367	[2]	Apollo Education Group, Inc.	811,731
84,740	[2]	Ascena Retail Group, Inc.	1,060,945
31,869		Big Lots, Inc.	1,376,103
35,139		Brinker International, Inc.	2,104,826
53,170		Brunswick Corp.	2,822,795
11,518	[2]	Buffalo Wild Wings, Inc.	2,252,690
42,519		CST Brands, Inc.	1,610,620
17,654	[2]	Cabela's, Inc., Class A	784,367
2,362	[2]	Cable One, Inc.	980,750
35,338		Carter's, Inc.	3,583,627
34,571		Cheesecake Factory, Inc.	1,996,130
84,036		Chicos Fas, Inc.	1,279,028
63,767		Cinemark Holdings, Inc.	2,516,246
13,378	[3]	Cracker Barrel Old Country Store, Inc.	2,031,984
100,332		Dana Holding Corp.	1,862,162
20,755	[2]	Deckers Outdoor Corp.	1,512,624
36,525		DeVry Education Group, Inc.	1,109,630
56,316		Dick's Sporting Goods, Inc.	2,870,990
31,422		Domino's Pizza, Inc.	3,577,081
23,557	[2]	Dreamworks Animation SKG, Inc.	567,959
54,490		Dunkin' Brands Group, Inc.	2,936,466
80,370		Foot Locker, Inc.	5,670,104
171,924		Gentex Corp.	2,764,538
2,452		Graham Holdings, Co.	1,690,801
16,386		Guess ?, Inc.	358,690
12,642		HSN, Inc.	929,313
2,795		International Speedway Corp., Class A	95,785
26,791		Jack in the Box, Inc.	2,545,145
121,735	[2]	Jarden Corp.	6,695,425
23,948		KB HOME	382,689
79,312	[2]	Kate Spade & Co.	1,595,757
177,744	[2]	LKQ Corp.	5,591,826
103,104	[2]	Live Nation Entertainment, Inc.	2,703,387
7,051		M.D.C. Holdings, Inc.	210,543
21,459		Meredith Corp.	1,028,315
26,579	[2]	Murphy USA, Inc.	1,455,466
2,317	[2]	NVR, Inc.	3,452,423
43,183		New York Times Co., Class A	570,879
346,425	[2]	Office Depot, Inc.	2,771,400
14,361	[2]	Panera Bread Co.	2,931,367
189,721	[2]	Penney (J.C.) Co., Inc.	1,563,301
35,036		Polaris Industries, Inc.	4,802,034
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
34,481		Rent-A-Center, Inc.	$923,746
114,917		Service Corp. International	3,506,118
23,385	[2]	Skechers USA, Inc., Class A	3,518,273
35,198		Sothebys Holdings, Inc., Class A	1,472,332
35,129	[2]	Tempur Sealy International, Inc.	2,653,996
89,485		The Wendy's Co.	918,116
27,007		Thor Industries, Inc.	1,509,151
68,178		Time, Inc.	1,521,733
96,016	[2]	Toll Brothers, Inc.	3,736,943
30,718		Tupperware Brands Corp.	1,796,081
39,182	[2]	Vista Outdoor, Inc.	1,848,215
28,857		Wiley (John) & Sons, Inc., Class A	1,529,710
48,680		Williams-Sonoma, Inc.	4,121,249
		TOTAL	126,983,661
		Consumer Staples—4.1%
271,100		Avon Products, Inc.	1,537,137
21,695		Casey's General Stores, Inc.	2,217,554
75,378		Church and Dwight, Inc.	6,507,383
81,404		Dean Foods Co.	1,448,991
36,519	[2]	Edgewell Personal Care Co.	3,495,234
36,857	[2]	Energizer Holdings, Inc.	1,419,363
103,859		Flowers Foods, Inc.	2,249,586
58,565	[2]	Hain Celestial Group, Inc.	3,981,249
47,077		Ingredion, Inc.	4,152,191
6,321		Lancaster Colony Corp.	589,180
33,762	[2]	Post Holdings, Inc.	1,814,370
123,972	[2]	SUPERVALU, Inc.	1,143,022
5,162	[2]	The Boston Beer Co., Inc., Class A	1,138,324
9,032	[3]	Tootsie Roll Industries, Inc.	293,269
25,350	[2]	TreeHouse Foods, Inc.	2,077,686
28,761	[2]	United Natural Foods, Inc.	1,309,488
93,248	[2]	WhiteWave Foods Company, Class A	4,813,462
		TOTAL	40,187,489
		Energy—3.4%
39,432		Atwood Oceanics, Inc.	820,186
282,262		California Resources Corp.	1,193,968
230,703		Denbury Resources, Inc.	908,970
21,247	[2]	Dril-Quip, Inc.	1,241,037
44,388		Energen Corp.	2,450,217
48,107	[2]	Gulfport Energy Corp.	1,575,985
68,520	[2]	Helix Energy Solutions Group, Inc.	573,512
112,557		HollyFrontier Corp.	5,432,001
178,229		Nabors Industries Ltd.	2,069,239
148,881	[3]	Noble Corp. PLC	1,779,128
57,683		Oceaneering International, Inc.	2,308,474
45,237	[2]	Oil States International, Inc.	1,362,086
91,902		Patterson-UTI Energy, Inc.	1,515,004
101,595		QEP Resources, Inc.	1,410,139
46,569		Rowan Companies PLC	802,384
27,106		SM Energy Co.	1,004,819
93,041		Superior Energy Services, Inc.	1,581,697
2

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
84,944	[2]	WPX Energy, Inc.	$739,013
51,898		Western Refining, Inc.	2,291,816
52,049		World Fuel Services Corp.	2,115,792
		TOTAL	33,175,467
		Financials—24.3%
24,899		Alexander and Baldwin, Inc.	939,937
41,076		Alexandria Real Estate Equities, Inc.	3,808,156
9,267	[2]	Alleghany Corp.	4,504,967
68,126		American Campus Communities, Inc.	2,542,462
49,864		American Financial Group, Inc., Ohio	3,438,123
36,500		Aspen Insurance Holdings Ltd.	1,755,285
84,370		Associated Banc-Corp.	1,662,933
31,791		Bancorpsouth, Inc.	803,359
24,093		Bank of Hawaii Corp.	1,625,555
39,032		Bank of the Ozarks, Inc.	1,722,092
56,675		Berkley, W. R. Corp.	3,157,931
97,013		BioMed Realty Trust, Inc.	2,089,660
64,686		Brown & Brown	2,163,747
48,359		CBOE Holdings, Inc.	2,997,291
141,258		CNO Financial Group, Inc.	2,520,043
49,545		Camden Property Trust	3,945,268
41,162		Cathay Bancorp, Inc.	1,321,712
27,220		City National Corp.	2,447,350
50,781		Commerce Bancshares, Inc.	2,391,277
74,476		Communications Sales & Leasing, Inc.	1,552,825
59,287		Corporate Office Properties Trust	1,371,308
71,040		Corrections Corp. of America	2,498,477
25,624		Cullen Frost Bankers, Inc.	1,856,459
76,901		Douglas Emmett, Inc.	2,253,968
204,103		Duke Realty Corp.	4,116,757
95,030		East West Bancorp, Inc.	4,253,543
71,306		Eaton Vance Corp.	2,735,298
34,008		Endurance Specialty Holdings Ltd.	2,363,216
50,604		Equity One, Inc.	1,299,005
25,444		Everest Re Group Ltd.	4,659,305
63,614		Extra Space Storage, Inc.	4,676,901
39,438		Federal Realty Investment Trust	5,394,724
60,574	[4]	Federated Investors, Inc.	2,041,949
61,034		First American Financial Corp.	2,476,760
130,513	[3]	First Horizon National Corp.	2,068,631
215,432		First Niagara Financial Group, Inc.	2,091,845
101,849		FirstMerit Corp.	1,908,650
110,424		Fulton Financial Corp.	1,431,095
88,323		Gallagher (Arthur J.) & Co.	4,189,160
54,696		HCC Insurance Holdings, Inc.	4,220,343
48,708		Hancock Holding Co.	1,423,248
24,682		Hanover Insurance Group, Inc.	1,995,540
55,145		Highwoods Properties, Inc.	2,334,288
40,189		Home Properties, Inc.	2,961,929
104,636		Hospitality Properties Trust	2,869,119
37,227		International Bancshares Corp.	1,002,523
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
83,797		Janus Capital Group, Inc.	$1,372,595
28,851		Jones Lang LaSalle, Inc.	5,136,632
28,532		Kemper Corp.	1,104,759
52,758		Kilroy Realty Corp.	3,737,904
48,838		Lamar Advertising Co., Class A	2,932,722
67,237		LaSalle Hotel Properties	2,236,975
90,074		Liberty Property Trust	3,065,218
72,539		MSCI, Inc., Class A	4,944,258
71,492		Mack-Cali Realty Corp.	1,489,893
12,991		Mercury General Corp.	733,342
45,193		Mid-American Apartment Communities, Inc.	3,630,806
80,823	[3]	National Retail Properties, Inc.	3,004,191
234,955		New York Community Bancorp, Inc.	4,471,194
113,047		Old Republic International Corp.	1,891,276
96,535		Omega Healthcare Investors	3,500,359
67,282		PacWest Bancorp	3,114,484
10,277		Potlatch Corp.	359,798
32,225	[3]	Primerica, Inc.	1,457,537
36,891		Prosperity Bancshares, Inc.	2,013,880
73,222		Raymond James Financial, Inc.	4,320,098
55,238		Rayonier, Inc.	1,358,855
53,628		Regency Centers Corp.	3,430,583
43,457		Reinsurance Group of America, Inc.	4,194,470
27,769		RenaissanceRe Holdings Ltd.	2,979,614
73,938		SEI Investments Co.	3,941,635
198,073	[2]	SLM Holding Corp.	1,808,406
110,005		Senior Housing Properties Trust	1,899,786
32,876	[2]	Signature Bank	4,786,417
25,012		StanCorp Financial Group, Inc.	2,851,868
41,189	[2]	Stifel Financial Corp.	2,263,335
30,577	[2]	SVB Financial Group	4,375,569
92,606		Synovus Financial Corp.	2,918,941
104,340		TCF Financial Corp.	1,717,436
70,578		Tanger Factory Outlet Centers, Inc.	2,292,373
29,498		Taubman Centers, Inc.	2,206,450
43,343		Trustmark Corp.	1,041,966
148,501		UDR, Inc.	5,020,819
102,751		Umpqua Holdings Corp.	1,822,803
75,687		Urban Edge Properties	1,625,000
82,013		Valley National Bancorp	813,569
73,444		WP Glimcher, Inc.	994,432
38,679		Waddell & Reed Financial, Inc., Class A	1,737,074
59,404		Washington Federal, Inc.	1,382,925
55,428		Webster Financial Corp. Waterbury	2,142,846
68,136		Weingarten Realty Investors	2,397,024
85,743		WisdomTree Investments, Inc.	2,135,001
		TOTAL	236,541,132
		Health Care—9.7%
36,055	[2]	Akorn, Inc.	1,662,496
42,665	[2]	Align Technology, Inc.	2,675,095
105,804	[2]	Allscripts Healthcare Solutions, Inc.	1,529,926
4

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
12,502	[2]	Bio Rad Laboratories, Inc., Class A	$1,884,551
21,820		Bio-Techne Corp.	2,386,672
60,164	[2]	Catalent, Inc.	2,050,389
76,138	[2]	Centene Corp.	5,339,558
28,818	[2]	Charles River Laboratories International, Inc.	2,236,853
68,489	[2]	Community Health Systems, Inc.	4,007,291
27,856		Cooper Cos., Inc.	4,930,512
15,719	[2]	Halyard Health, Inc.	640,392
52,079	[2]	Health Net, Inc.	3,482,002
24,672		Hill-Rom Holdings, Inc.	1,382,372
154,247	[2]	Hologic, Inc.	6,425,930
48,133	[2]	IDEXX Laboratories, Inc.	3,500,713
24,797	[2]	LifePoint Health, Inc.	2,054,679
53,936	[2]	MEDNAX, Inc.	4,565,143
16,063	[2]	Mettler Toledo International, Inc.	5,422,869
30,371	[2]	Molina Healthcare, Inc.	2,290,885
55,633		Omnicare, Inc.	5,388,056
23,562		Owens & Minor, Inc.	828,440
31,235	[2]	Parexel International Corp.	2,153,966
83,985		ResMed, Inc.	4,866,931
31,545	[2]	Sirona Dental Systems, Inc.	3,273,740
33,530		Steris Corp.	2,317,929
23,560		Teleflex, Inc.	3,156,804
33,135	[2]	Thoratec Laboratories Corp.	2,097,114
26,427	[2]	United Therapeutics Corp.	4,475,677
46,473	[2]	VCA, Inc.	2,859,484
26,907	[2]	Wellcare Health Plans, Inc.	2,174,086
40,469		West Pharmaceutical Services, Inc.	2,422,879
		TOTAL	94,483,434
		Industrials—14.5%
103,004	[2,3]	AECOM	3,175,613
48,508	[3]	AGCO Corp.	2,668,425
25,190		Acuity Brands, Inc. Holding Company	5,067,976
81,936		Alaska Air Group, Inc.	6,206,652
63,715		B/E Aerospace, Inc.	3,103,558
25,657	[2]	CEB, Inc.	1,963,274
27,734		CLARCOR, Inc.	1,668,755
42,766		Carlisle Cos., Inc.	4,330,485
33,071	[2]	Clean Harbors, Inc.	1,637,676
36,036		Con-way, Inc.	1,397,836
69,121	[2]	Copart, Inc.	2,490,430
30,212		Crane Co.	1,607,278
29,779		Deluxe Corp.	1,918,661
76,650		Donaldson Co., Inc.	2,575,440
127,221	[3]	Donnelley (R.R.) & Sons Co.	2,232,729
19,048	[2]	Esterline Technologies Corp.	1,688,796
35,978	[2]	FTI Consulting, Inc.	1,472,220
95,074		Fortune Brands Home & Security, Inc.	4,539,783
34,563		GATX Corp.	1,833,222
31,292	[2]	Genesee & Wyoming, Inc., Class A	2,228,616
34,512		Graco, Inc.	2,467,263
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
22,204		Granite Construction, Inc.	$755,380
24,316		HNI Corp.	1,205,830
31,985		Hubbell, Inc., Class B	3,339,554
32,412		Huntington Ingalls Industries, Inc.	3,805,493
44,309		IDEX Corp.	3,368,813
54,575		ITT Corp.	2,073,850
149,639	[2]	Jet Blue Airways Corp.	3,438,704
89,552		KBR, Inc.	1,564,473
30,295	[2]	KLX, Inc.	1,189,988
49,124		Kennametal, Inc.	1,556,740
26,305	[2]	Kirby Corp.	1,904,745
24,662		Landstar System, Inc.	1,776,404
24,975		Lennox International, Inc.	2,948,798
45,690		Lincoln Electric Holdings	2,766,529
9,351		MSA Safety, Inc.	482,979
22,910		MSC Industrial Direct Co.	1,632,567
40,502		Manpower Group, Inc.	3,664,621
33,094		Miller Herman, Inc.	927,956
37,004	[2]	NOW, Inc.	643,870
32,039		Nordson Corp.	2,374,410
38,297	[2]	Old Dominion Freight Lines, Inc.	2,801,426
41,368	[2]	Orbital ATK, Inc.	2,935,060
32,746		OshKosh Truck Corp.	1,196,539
27,534		Regal Beloit Corp.	1,911,686
53,023		Rollins, Inc.	1,537,667
16,870		SPX Corp.	1,103,467
42,468		Smith (A.O.) Corp.	3,050,052
25,141	[2]	Teledyne Technologies, Inc.	2,606,367
65,558		Terex Corp.	1,452,765
45,180		Timken Co.	1,508,108
39,989		Towers Watson & Company	5,069,805
74,789		Trinity Industries, Inc.	2,188,326
37,428		Triumph Group, Inc.	2,015,498
9,571		Valmont Industries, Inc.	1,064,582
55,528		Wabtec Corp.	5,618,878
70,513		Waste Connections, Inc.	3,534,817
12,350		Watsco, Inc.	1,583,764
25,753		Werner Enterprises, Inc.	727,265
24,376		Woodward Governor Co.	1,203,199
		TOTAL	140,805,663
		Information Technology—15.8%
27,703	[2]	3D Systems Corp.	364,571
64,347	[2]	ACI Worldwide, Inc.	1,523,093
19,530	[2]	Acxiom Corp.	349,782
416,513	[2,3]	Advanced Micro Devices, Inc.	803,870
51,446	[2]	Ansys, Inc.	4,843,641
80,565	[2]	Arris Group, Inc.	2,491,070
57,498	[2]	Arrow Electronics, Inc.	3,343,509
299,232		Atmel Corp.	2,477,641
68,140		Avnet, Inc.	2,843,482
25,356		Belden, Inc.	1,501,836
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
68,899		Broadridge Financial Solutions	$3,739,149
95,463		CDK Global, Inc.	4,929,709
72,234	[2]	CIENA Corp.	1,838,355
166,514	[2]	Cadence Design Systems, Inc.	3,491,799
48,852		Cognex Corp.	2,211,530
27,318	[2]	Commvault Systems, Inc.	1,023,605
61,451		Convergys Corp.	1,543,035
64,484	[2]	CoreLogic, Inc.	2,543,249
45,331	[2,3]	Cree, Inc.	1,117,409
201,924	[2]	Cypress Semiconductor Corp.	2,318,088
20,896		DST Systems, Inc.	2,280,798
23,730		Diebold, Inc.	808,006
24,087		FEI Co.	2,070,759
22,127		FactSet Research Systems	3,665,559
17,125		Fair Isaac & Co., Inc.	1,553,066
74,200	[2]	Fairchild Semiconductor International, Inc., Class A	1,117,452
93,011	[2]	Fortinet, Inc.	4,440,345
48,159	[2]	Gartner Group, Inc., Class A	4,265,443
37,988		Global Payments, Inc.	4,258,075
46,440		Henry Jack & Associates, Inc.	3,244,298
20,823	[2]	IPG Photonics Corp.	1,920,297
70,783	[2]	Informatica Corp.	3,434,391
110,324	[2]	Ingram Micro, Inc., Class A	3,004,123
83,415	[2]	Integrated Device Technology, Inc.	1,594,061
29,373		InterDigital, Inc.	1,588,198
85,268		Intersil Holding Corp.	949,033
110,827		Jabil Circuit, Inc.	2,244,247
95,878	[2]	Keysight Technologies, Inc.	2,928,114
26,585	[2,3]	Knowles Corp.	506,444
24,981		Leidos Holdings, Inc.	1,019,225
37,894		Lexmark International, Inc., Class A	1,288,017
41,668	[2]	Manhattan Associates, Inc.	2,700,920
31,640		Maximus, Inc.	2,158,164
39,865		Mentor Graphics Corp.	1,040,078
115,916	[2]	NCR Corp.	3,192,327
59,319		National Instruments Corp.	1,717,878
57,257	[2]	NetScout Systems, Inc.	2,283,409
48,425	[2,3]	Neustar, Inc., Class A	1,494,880
69,113	[2]	PTC, Inc.	2,512,258
30,983		Plantronics, Inc.	1,799,493
81,669	[2]	Polycom, Inc.	929,393
71,914	[2]	Rackspace Hosting, Inc.	2,447,233
58,951	[2]	Rovi Corporation	647,871
21,387		Science Applications International Corp.	1,148,054
24,588	[2]	Silicon Laboratories, Inc.	1,106,214
50,486	[2]	Solarwinds, Inc.	2,013,887
26,630		Solera Holdings, Inc.	974,392
152,093	[2,3]	SunEdison, Inc.	3,540,725
22,694	[2]	Synaptics, Inc.	1,801,450
88,764	[2]	Synopsys, Inc.	4,512,762
23,093	[2]	Tech Data Corp.	1,347,015
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
149,642		Teradyne, Inc.	$2,882,105
14,169	[2]	The Ultimate Sortware Group, Inc.	2,610,071
155,571	[2]	Trimble Navigation Ltd.	3,593,690
19,005	[2]	Tyler Technologies, Inc.	2,651,958
69,684	[2]	Verifone Systems, Inc.	2,242,431
87,423		Vishay Intertechnology, Inc.	1,003,616
21,926	[2]	WEX, Inc.	2,237,329
30,817	[2]	Zebra Technologies Co., Class A	3,316,834
		TOTAL	153,384,811
		Materials—6.6%
67,283		Albemarle Corp.	3,646,739
68,075		Allegheny Technologies, Inc.	1,451,359
43,481		Aptargroup, Inc.	2,947,577
35,501		Ashland, Inc.	4,058,474
54,844		Bemis Co., Inc.	2,444,397
39,712		Cabot Corp.	1,397,068
31,890		Carpenter Technology Corp.	1,197,151
113,814	[3]	Chemours Co./The	1,242,849
37,583		Commercial Metals Corp.	579,154
13,869		Compass Minerals International, Inc.	1,109,520
40,451		Cytec Industries, Inc.	3,002,678
49,056		Domtar Corp.	1,994,617
30,550		Eagle Materials, Inc.	2,356,627
5,024		Greif, Inc., Class A	155,694
51,304	[2]	Louisiana-Pacific Corp.	756,221
27,510		Minerals Technologies, Inc.	1,781,272
5,945		Newmarket Corp.	2,364,386
49,334		Olin Corp.	1,134,189
59,193		Packaging Corp. of America	4,190,272
49,367		Polyone Corp.	1,691,807
75,840		RPM International, Inc.	3,554,621
44,927		Reliance Steel & Aluminum Co.	2,722,576
47,455		Royal Gold, Inc.	2,392,681
24,578		Scotts Co.	1,484,265
34,199		Sensient Technologies Corp.	2,338,870
22,652		Silgan Holdings, Inc.	1,211,202
56,685		Sonoco Products Co.	2,339,957
164,115		Steel Dynamics, Inc.	3,287,223
61,878	[3]	United States Steel Corp.	1,204,765
42,548		Valspar Corp.	3,543,397
31,609		Worthington Industries, Inc.	855,340
		TOTAL	64,436,948
		Telecommunication Services—0.2%
60,836		Telephone and Data System, Inc.	1,789,187
		Utilities—4.5%
67,528		Alliant Energy Corp.	4,153,647
107,132		Aqua America, Inc.	2,725,438
60,719		Atmos Energy Corp.	3,357,761
28,463		Black Hills Corp.	1,185,769
43,912		Cleco Corp.	2,390,130
72,208		Great Plains Energy, Inc.	1,885,351
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
59,619		Hawaiian Electric Industries, Inc.	$1,785,589
30,722		Idacorp, Inc.	1,908,143
89,289		MDU Resources Group, Inc.	1,742,028
40,794		National Fuel Gas Co.	2,205,732
132,428		OGE Energy Corp.	3,941,057
31,481		ONE Gas, Inc.	1,417,589
28,642		PNM Resources, Inc.	755,576
106,917		Questar Corp.	2,367,142
42,786	[2]	Talen Energy Corp.	673,024
113,516		UGI Corp.	4,147,875
50,517		Vectren Corp.	2,126,766
28,995		WGL Holdings, Inc.	1,620,821
79,750		Westar Energy, Inc.	3,002,587
		TOTAL	43,392,025
		TOTAL COMMON STOCKS (IDENTIFIED COST $574,110,863)	935,179,817
		INVESTMENT COMPANIES—2.9%
21,881,267	[4,6]	Money Market Management, Institutional Shares, 0.14%[5]	21,881,267
6,637,898	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[5]	6,637,898
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	28,519,165
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $602,630,028)[7]	963,698,982
		OTHER ASSETS AND LIABILITIES - NET—0.9%[8]	8,845,483
		TOTAL NET ASSETS—100%	$972,544,465
At July 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P Midcap 400 E-mini Long Futures	257	$38,532,010	September 2015	$72,005
The average notional value of long futures contracts held by the Fund throughout the period was $36,135,308. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $38,532,010 at July 31, 2015, which represents 4.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 103.4%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
9

Transactions involving affiliated holdings during the period ended July 31, 2015, were as follows:
	Federated Investors, Inc.	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	60,574	79,836,757	21,113,042	101,010,373
Purchases/Additions	—	218,740,332	191,966,570	410,706,902
Sales/Reductions	—	(276,695,822)	(206,441,714)	(483,137,536)
Balance of Shares Held 7/31/2015	60,574	21,881,267	6,637,898	28,579,739
Value	$2,041,949	$21,881,267	$6,637,898	$30,561,114
Dividend Income	$45,431	$39,669	$20,086	$105,186
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
As of July 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$20,837,177	$21,881,267
7	At July 31, 2015, the cost of investments for federal tax purposes was $602,630,028. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $361,068,954. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $382,055,397 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,986,443.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities “and repurchase agreements” should be removed even if the fund holds repo acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
10

value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.9%[1]
		Consumer Discretionary—12.7%
2,260		Advance Auto Parts, Inc.	$393,715
12,315	[2]	Amazon.com, Inc.	6,602,687
2,681	[2]	AutoNation, Inc.	167,133
951	[2]	AutoZone, Inc.	666,594
5,819	[2]	Bed Bath & Beyond, Inc.	379,573
8,961		Best Buy Co., Inc.	289,351
8,892		Block (H&R), Inc.	296,015
7,943		BorgWarner, Inc.	394,846
9,045		CBS Corp., Class B	483,636
4,444	[3]	Cablevision Systems Corp., Class A	125,410
2,443	[2]	CarMax, Inc.	157,598
15,129		Carnival Corp.	806,224
1,354	[2]	Chipotle Mexican Grill, Inc.	1,004,979
16,625		Coach, Inc.	518,700
82,470		Comcast Corp., Class A	5,146,953
3,050		Darden Restaurants, Inc.	224,968
9,573		Delphi Automotive PLC	747,460
544	[2]	Discovery Communications, Inc., Class A	17,963
3,517	[2]	Discovery Communications, Inc., Class C	106,565
8,443		Dollar General Corp.	678,564
7,295	[2]	Dollar Tree, Inc.	569,229
5,721		Expedia, Inc.	694,758
126,686		Ford Motor Co.	1,878,753
2,138	[2]	Fossil Group, Inc.	146,987
764		Gap (The), Inc.	27,871
4,970		Garmin Ltd.	208,293
33,728		General Motors Co.	1,062,769
5,328		Genuine Parts Co.	473,926
8,506		Goodyear Tire & Rubber Co.	256,286
3,784		Hanesbrands, Inc.	117,417
7,442		Harley Davidson, Inc.	433,869
2,269		Harman International Industries, Inc.	244,280
3,315		Hasbro, Inc.	261,023
39,702		Home Depot, Inc.	4,646,325
15,452		Interpublic Group Cos., Inc.	329,128
21,352		Johnson Controls, Inc.	972,797
5,199		Kohl's Corp.	318,803
6,907		L Brands, Inc.	557,533
10,169		Leggett and Platt, Inc.	486,180
32,952		Lowe's Cos., Inc.	2,285,551
9,577		Macy's, Inc.	661,388
5,632		Marriott International, Inc., Class A	408,939
29,021		McDonald's Corp.	2,898,037
7,394	[2]	Michael Kors Holdings Ltd.	310,474
1,617	[2]	Mohawk Industries, Inc.	325,971
10,583	[2]	NetFlix, Inc.	1,209,743
6,913		Newell Rubbermaid, Inc.	299,195

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
19,457	[2]	News Corp., Class A	$286,602
24,254		Nike, Inc., Class B	2,794,546
525		Nordstrom, Inc.	40,063
2,868	[2]	O'Reilly Automotive, Inc.	689,209
8,346		Omnicom Group, Inc.	609,926
5,113		PVH Corp.	593,312
13,101		Pulte Group, Inc.	271,453
2,283		Ralph Lauren Corp.	287,407
18,560		Ross Stores, Inc.	986,650
1,461		Royal Caribbean Cruises, Ltd.	131,271
3,793		Scripps Networks Interactive	237,366
2,473		Signet Jewelers Ltd.	299,777
16,274		Staples, Inc.	239,390
51,724		Starbucks Corp.	2,996,371
5,937		Starwood Hotels & Resorts	471,754
20,165		TJX Cos., Inc.	1,407,920
23,213		Target Corp.	1,899,984
7,841	[2]	Tegna, Inc.	228,408
1,652	[2]	The Priceline Group, Inc.	2,054,378
3,161		Tiffany & Co.	302,508
8,410		Time Warner Cable, Inc.	1,597,984
25,116		Time Warner, Inc.	2,211,213
4,180		Tractor Supply Co.	386,734
267	[2]	TripAdvisor, Inc.	21,194
56,439		Twenty-First Century Fox, Inc.	1,946,581
4,504	[2]	Under Armour, Inc., Class A	447,382
1,749	[2]	Urban Outfitters, Inc.	57,052
9,683		V.F. Corp.	746,462
11,900		Viacom, Inc., Class B - New	678,300
48,755		Walt Disney Co.	5,850,600
2,220		Whirlpool Corp.	394,561
3,066		Wyndham Worldwide Corp.	253,006
12,738		Yum Brands, Inc.	1,117,887
		TOTAL	73,831,710
		Consumer Staples—9.5%
61,949		Altria Group, Inc.	3,368,787
24,808		Archer-Daniels-Midland Co.	1,176,395
1,966		Brown-Forman Corp., Class B	213,134
34,321		CVS Health Corp.	3,860,083
4,292		Campbell Soup Co.	211,639
3,512		Clorox Co.	393,133
13,055		Coca-Cola Enterprises, Inc.	666,849
27,140		Colgate-Palmolive Co.	1,846,063
20,599		ConAgra Foods, Inc.	907,592
4,754		Constellation Brands, Inc., Class A	570,575
11,521		Costco Wholesale Corp.	1,674,001
5,151		Dr. Pepper Snapple Group, Inc.	413,213
6,244		Estee Lauder Cos., Inc., Class A	556,403
19,003		General Mills, Inc.	1,106,165
5,163		Hershey Foods Corp.	479,591
3,154		Hormel Foods Corp.	186,748

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
8,661		Kellogg Co.	$573,098
104		Keurig Green Mountain Coffee, Inc.	7,804
11,452		Kimberly-Clark Corp.	1,316,636
17,637		Kraft Heinz Co./The	1,401,612
28,726		Kroger Co.	1,127,208
374		McCormick & Co., Inc.	30,672
9,412		Mead Johnson Nutrition Co.	831,927
48,854		Mondelez International, Inc.	2,204,781
4,148		Molson Coors Brewing Co., Class B	295,089
4,090	[2]	Monster Beverage Corp.	628,019
45,336		PepsiCo, Inc.	4,368,124
44,394		Philip Morris International, Inc.	3,797,019
84,564		Procter & Gamble Co.	6,486,059
12,448		Reynolds American, Inc.	1,067,914
2,484		Smucker (J.M.) Co.	277,438
17,699	[3]	Sysco Corp.	642,651
122,663		The Coca-Cola Co.	5,038,996
9,606		Tyson Foods, Inc., Class A	426,026
49,565		Wal-Mart Stores, Inc.	3,567,689
27,628		Walgreens Boots Alliance, Inc.	2,669,694
11,667		Whole Foods Market, Inc.	424,679
		TOTAL	54,813,506
		Energy—7.0%
12,205		Anadarko Petroleum Corp.	907,442
12,666		Apache Corp.	580,863
12,504		Baker Hughes, Inc.	727,108
9,467		CONSOL Energy, Inc.	156,395
21,405		Cabot Oil & Gas Corp., Class A	559,955
11,316	[2]	Cameron International Corp.	571,005
20,566	[2,3]	Chesapeake Energy Corp.	178,102
58,695		Chevron Corp.	5,193,334
2,408		Cimarex Energy Co.	250,721
8,621		Columbia Pipeline Group, Inc.	251,561
39,025		ConocoPhillips	1,964,518
7,231		Devon Energy Corp.	357,356
3,449	[3]	Diamond Offshore Drilling, Inc.	75,706
16,644		EOG Resources, Inc.	1,284,750
4,059		EQT Corp.	311,934
20,259		Ensco PLC	335,894
129,725		Exxon Mobil Corp.	10,275,517
8,510	[2]	FMC Technologies, Inc.	278,788
19,803		Halliburton Co.	827,567
8,384		Hess Corp.	494,740
60,830		Kinder Morgan, Inc.	2,107,151
9,947		Marathon Oil Corp.	208,986
15,676		Marathon Petroleum Corp.	857,007
6,524		Murphy Oil Corp.	213,922
6,089		National Oilwell Varco, Inc.	256,530
3,482	[2]	Newfield Exploration Co.	114,175
13,263		Noble Energy, Inc.	467,255
7,501		ONEOK, Inc.	283,463

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
23,007		Occidental Petroleum Corp.	$1,615,091
13,143		Phillips 66	1,044,868
2,595		Pioneer Natural Resources, Inc.	328,968
6,277		Range Resources Corp.	246,937
38,589		Schlumberger Ltd.	3,195,941
24,422	[2]	Southwestern Energy Co.	454,249
18,993		Spectra Energy Corp.	574,728
6,703		Tesoro Petroleum Corp.	652,470
27,614	[3]	Transocean Ltd.	366,162
16,253		Valero Energy Corp.	1,066,197
19,652		Williams Companies, Inc.	1,031,337
		TOTAL	40,668,693
		Financials—16.7%
10,134		Ace, Ltd.	1,102,275
1,655	[2]	Affiliated Managers Group	344,075
17,997		Aflac, Inc.	1,152,708
11,793		Allstate Corp.	813,127
27,715		American Express Co.	2,108,003
36,562		American International Group, Inc.	2,344,355
12,473		American Tower Corp.	1,186,307
6,054		Ameriprise Financial, Inc.	760,806
8,153		Aon PLC	821,578
3,325		Apartment Investment & Management Co., Class A	129,941
3,741		Avalonbay Communities, Inc.	644,724
15,577		BB&T Corp.	627,286
307,921		Bank of America Corp.	5,505,627
56,771	[2]	Berkshire Hathaway, Inc., Class B	8,103,493
4,023		Blackrock, Inc.	1,353,015
4,289		Boston Properties, Inc.	528,748
16,319	[2]	CBRE Group, Inc.	619,632
9,204		CME Group, Inc.	883,952
17,542		Capital One Financial Corp.	1,426,165
7,683		Chubb Corp.	955,227
4,351		Cincinnati Financial Corp.	240,219
98,874		Citigroup, Inc.	5,780,174
6,625		Comerica, Inc.	314,224
6,963		Crown Castle International Corp.	570,339
14,661		Discover Financial Services	818,230
7,315	[2]	E*Trade Financial Corp.	207,892
1,538		Equinix, Inc.	428,964
15,121		Equity Residential Properties Trust	1,131,202
3,324		Essex Property Trust, Inc.	747,601
27,771		Fifth Third Bancorp	585,135
13,182		Franklin Resources, Inc.	600,440
17,349		General Growth Properties, Inc.	470,852
22,673	[2]	Genworth Financial, Inc. , Class A	158,938
12,499		Goldman Sachs Group, Inc.	2,563,170
6,735		HCP, Inc.	260,240
19,809		Hartford Financial Services Group, Inc.	941,918
10,007		Health Care REIT, Inc.	694,186
25,559		Host Hotels & Resorts, Inc.	495,333

Shares		Value
	COMMON STOCKS—continued[1]
	Financials—continued
20,665	Hudson City Bancorp, Inc.	$213,056
50,140	Huntington Bancshares, Inc.	585,134
3,206	Intercontinental Exchange, Inc.	731,096
14,260	Invesco Ltd.	550,436
114,475	J.P. Morgan Chase & Co.	7,844,972
29,985	KeyCorp	444,977
12,500	Kimco Realty Corp.	308,875
8,375	Legg Mason, Inc.	413,223
8,434	Lincoln National Corp.	475,003
1,880	Loews Corp.	71,647
4,568	M & T Bank Corp.	599,093
842	Macerich Co. (The)	66,653
15,672	Marsh & McLennan Cos., Inc.	908,036
5,712	McGraw Hill Financial, Inc.	581,196
35,506	MetLife, Inc.	1,979,104
8,130	Moody's Corp.	897,796
40,215	Morgan Stanley	1,561,951
2,530	NASDAQ OMX Group, Inc.	129,106
27,272	Navient Corp.	428,170
6,034	Northern Trust Corp.	461,541
16,149	PNC Financial Services Group	1,585,509
5,964	People's United Financial, Inc.	97,034
6,811	Plum Creek Timber Co., Inc.	279,251
9,284	Principal Financial Group	515,355
14,460	Progressive Corp. Ohio	441,030
17,156	ProLogis, Inc.	696,705
17,225	Prudential Financial, Inc.	1,522,001
5,993	Public Storage	1,229,644
5,945	Realty Income Corp.	287,084
46,939	Regions Financial Corp.	487,696
2,581	SL Green Realty Corp.	297,176
26,970	Schwab (Charles) Corp.	940,714
9,301	Simon Property Group, Inc.	1,741,333
12,639	State Street Corp.	967,642
9,354	SunTrust Banks, Inc.	414,756
7,918	T. Rowe Price Group, Inc.	610,715
41,352	The Bank of New York Mellon Corp.	1,794,677
10,420	The Travelers Cos, Inc.	1,105,770
56,090	U.S. Bancorp	2,535,829
8,006	Unum Group	286,935
9,667	Ventas, Inc.	648,559
5,747	Vornado Realty Trust	560,620
145,758	Wells Fargo & Co.	8,435,015
17,771	Weyerhaeuser Co.	545,392
16,983	XL Group PLC	645,694
8,088	Zions Bancorp	252,265
	TOTAL	96,595,567
	Health Care—15.4%
47,171	Abbott Laboratories	2,391,098
53,025	AbbVie, Inc.	3,712,280
13,117	Aetna, Inc.	1,481,828

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
10,532		Agilent Technologies, Inc.	$431,285
5,346	[2]	Alexion Pharmaceuticals, Inc.	1,055,514
11,937	[2]	Allergan PLC	3,952,938
9,036		AmerisourceBergen Corp.	955,557
25,306		Amgen, Inc.	4,468,787
9,927		Anthem, Inc.	1,531,438
616		Bard (C.R.), Inc.	121,136
16,796	[2]	Baxalta, Inc.	551,413
12,640		Baxter International, Inc.	506,611
4,415		Becton, Dickinson & Co.	671,742
7,415	[2]	Biogen, Inc.	2,363,754
38,221	[2]	Boston Scientific Corp.	662,752
51,071		Bristol-Myers Squibb Co.	3,352,300
7,583		CIGNA Corp.	1,092,407
9,580		Cardinal Health, Inc.	814,108
24,050	[2]	Celgene Corp.	3,156,563
13,636	[2]	Cerner Corp.	977,974
4,603	[2]	DaVita HealthCare Partners, Inc.	363,775
4,548		Dentsply International, Inc.	258,827
5,319	[2]	Edwards Lifesciences Corp.	809,339
6,351	[2]	Endo International PLC	555,967
22,223	[2]	Express Scripts Holding Co.	2,001,626
47,807		Gilead Sciences, Inc.	5,634,533
12,426	[2]	HCA Holdings, Inc.	1,155,742
2,185	[2]	Henry Schein, Inc.	323,336
8,603	[2]	Hospira, Inc.	769,538
4,338		Humana, Inc.	789,906
1,049	[2]	Intuitive Surgical, Inc.	559,295
86,281		Johnson & Johnson	8,646,219
2,621	[2]	Laboratory Corp. of America Holdings	333,627
33,668		Lilly (Eli) & Co.	2,845,283
3,297	[2]	Mallinckrodt PLC	408,696
6,911		McKesson Corp.	1,524,359
44,798		Medtronic, PLC	3,511,715
82,375		Merck & Co., Inc.	4,856,830
13,519	[2]	Mylan NV	756,929
4,213		Perrigo Co. PLC	809,739
191,633		Pfizer, Inc.	6,910,286
3,644		Quest Diagnostics, Inc.	268,964
2,246	[2]	Regeneron Pharmaceuticals, Inc.	1,243,520
9,075		St. Jude Medical, Inc.	669,917
8,642		Stryker Corp.	883,817
12,748		Thermo Fisher Scientific, Inc.	1,778,728
28,940		UnitedHealth Group, Inc.	3,513,316
2,379		Universal Health Services, Inc., Class B	345,502
3,425	[2]	Varian Medical Systems, Inc.	294,790
5,264	[2]	Vertex Pharmaceuticals, Inc.	710,640
2,131	[2]	Waters Corp.	284,467
2,711		Zimmer Biomet Holdings, Inc.	282,134
14,624		Zoetis, Inc.	716,284
		TOTAL	89,069,131

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—9.9%
21,418		3M Co.	$3,241,400
7,815		AMETEK, Inc.	414,586
2,014		Allegion PLC	127,325
22,245		American Airlines Group, Inc.	892,025
20,274		Boeing Co.	2,922,903
4,868		C.H. Robinson Worldwide, Inc.	341,490
28,905		CSX Corp.	904,148
19,318		Caterpillar, Inc.	1,518,974
2,264		Cintas Corp.	193,572
5,606		Cummins, Inc.	726,145
18,358		Danaher Corp.	1,680,858
9,946		Deere & Co.	940,593
24,593		Delta Air Lines, Inc.	1,090,454
5,745		Dover Corp.	368,082
662		Dun & Bradstreet Corp.	82,598
10,362		Eaton Corp PLC	627,730
21,640		Emerson Electric Co.	1,119,870
6,592		Equifax, Inc.	673,241
9,736		Fastenal Co.	407,549
9,769	[3]	FedEx Corp.	1,674,602
11,635		General Dynamics Corp.	1,734,895
309,291		General Electric Co.	8,072,495
23,610		Honeywell International, Inc.	2,480,231
2,842	[3]	Hunt (J.B.) Transportation Services, Inc.	239,069
10,616		Illinois Tool Works, Inc.	949,814
7,347		Ingersoll-Rand PLC	451,106
10,584	[2,3]	Jacobs Engineering Group, Inc.	445,798
4,018		Kansas City Southern Industries, Inc.	398,545
5,006		L-3 Communications Holdings, Inc.	577,993
6,767		Lockheed Martin Corp.	1,401,446
8,654		Masco Corp.	228,379
12,677		Nielsen N.V.	614,327
10,045		Norfolk Southern Corp.	847,095
5,638		Northrop Grumman Corp.	975,430
11,529		PACCAR, Inc.	747,540
5,630		Pall Corp.	711,914
4,773		Parker-Hannifin Corp.	538,156
5,802		Pentair PLC	352,820
2,911		Precision Castparts Corp.	567,412
8,490	[2]	Quanta Services, Inc.	234,494
9,135		Raytheon Co.	996,537
6,283		Republic Services, Inc.	267,216
3,961		Robert Half International, Inc.	217,974
4,095		Rockwell Automation, Inc.	478,214
3,483		Rockwell Collins	294,731
2,779		Roper Technologies, Inc.	464,843
1,884		Ryder Systems, Inc.	170,540
29,204		Southwest Airlines Co.	1,057,185
7,467		Stanley Black & Decker, Inc.	787,694
2,207	[2]	Stericycle, Inc.	311,121
14,810		Textron, Inc.	647,197

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
6,846		The ADT Corp.	$236,392
5,856		Tyco International PLC	222,469
27,626		Union Pacific Corp.	2,696,021
18,592		United Parcel Service, Inc.	1,903,077
6,123	[2]	United Rentals, Inc.	410,180
26,086		United Technologies Corp.	2,616,687
651		W. W. Grainger, Inc.	148,890
19,152		Waste Management, Inc.	979,242
5,610		Xylem, Inc.	193,713
		TOTAL	57,617,027
		Information Technology—19.6%
19,951		Accenture PLC	2,057,148
11,042	[2]	Adobe Systems, Inc.	905,334
4,769	[2]	Akamai Technologies, Inc.	365,830
1,958	[2]	Alliance Data Systems Corp.	538,528
8,181		Altera Corp.	406,268
10,003		Amphenol Corp., Class A	564,269
9,037		Analog Devices, Inc.	527,128
180,314		Apple, Inc.	21,872,088
40,981		Applied Materials, Inc.	711,430
6,802	[2]	Autodesk, Inc.	344,045
13,826		Automatic Data Processing, Inc.	1,102,900
9,954		Avago Technologies Ltd.	1,245,644
15,736		Broadcom Corp.	796,399
11,682		CA, Inc.	340,355
157,093		Cisco Systems, Inc.	4,464,583
4,831	[2]	Citrix Systems, Inc.	365,272
18,554	[2]	Cognizant Technology Solutions Corp.	1,170,757
8,529		Computer Sciences Corp.	558,052
41,625		Corning, Inc.	777,555
62,135		EMC Corp. Mass	1,670,810
33,575	[2]	eBay, Inc.	944,129
8,722	[2]	Electronic Arts, Inc.	624,059
6,618	[2]	Fiserv, Inc.	574,839
2,047	[2]	F5 Networks, Inc.	274,585
64,887	[2]	Facebook, Inc.	6,100,027
8,934		Fidelity National Information Services, Inc.	584,552
3,325	[2]	First Solar, Inc.	147,298
8,584	[2]	Google, Inc., Class A	5,643,980
8,601	[2]	Google, Inc., Class C	5,380,872
4,541		Harris Corp.	376,631
57,633		Hewlett-Packard Co.	1,758,959
148,141		Intel Corp.	4,288,682
28,648		International Business Machines Corp.	4,640,690
11,292		Intuit, Inc.	1,194,355
10,499		Juniper Networks, Inc.	298,382
4,202		Lam Research Corp.	323,008
1,245		Linear Technology Corp.	51,045
30,290		Mastercard, Inc. Class A	2,950,246
7,434		Microchip Technology, Inc.	318,473
35,661	[2]	Micron Technology, Inc.	660,085

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
256,213		Microsoft Corp.	$11,965,147
778		Motorola Solutions, Inc.	46,804
28,990		NVIDIA Corp.	578,351
18,209		NetApp, Inc.	567,210
99,882		Oracle Corp.	3,989,287
8,903		Paychex, Inc.	413,099
33,575	[2]	PayPal Holdings, Inc.	1,299,352
3,934	[2]	Qorvo, Inc.	227,975
46,065		Qualcomm, Inc.	2,966,125
9,353	[2]	Red Hat, Inc.	739,635
22,666	[2]	Salesforce.com, Inc.	1,661,418
7,313		Sandisk Corp.	440,901
10,512	[3]	Seagate Technology	531,907
5,380		Skyworks Solutions, Inc.	514,705
9,203		Symantec Corp.	209,276
13,396		TE Connectivity Ltd.	816,084
4,741	[2]	Teradata Corporation	175,939
33,221		Texas Instruments, Inc.	1,660,386
3,705		Total System Services, Inc.	171,245
7,718	[2,3]	Verisign, Inc.	547,515
55,577	[3]	Visa, Inc., Class A Shares	4,187,171
6,922		Western Digital Corp.	595,707
13,236		Western Union Co.	267,897
37,268		Xerox Corp.	410,693
1,853		Xilinx, Inc.	77,363
19,896	[2]	Yahoo, Inc.	729,586
		TOTAL	113,710,070
		Materials—2.9%
4,003		Air Products & Chemicals, Inc.	570,468
2,642		Airgas, Inc.	269,537
38,517		Alcoa, Inc.	380,163
2,341		Avery Dennison Corp.	142,450
3,457		Ball Corp.	234,523
2,767		CF Industries Holdings, Inc.	163,806
34,573		Dow Chemical Co.	1,627,005
28,802		Du Pont (E.I.) de Nemours & Co.	1,605,999
5,324		Eastman Chemical Co.	417,402
5,812		Ecolab, Inc.	673,088
17,761		Freeport-McMoRan, Inc.	208,692
1,989		International Flavors & Fragrances, Inc.	229,908
12,228		International Paper Co.	585,354
12,693		LyondellBasell Industries NV, Class A	1,190,984
1,758		Martin Marietta Materials	275,690
15,220		Monsanto Co.	1,550,766
16,020		Mosaic Co./The	687,899
27,924		Newmont Mining Corp.	479,455
15,915		Nucor Corp.	702,488
7,387	[2]	Owens-Illinois, Inc.	157,712
5,944		PPG Industries, Inc.	644,211
9,378		Praxair, Inc.	1,070,405
12,101		Sealed Air Corp.	643,410

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
2,243		Sherwin-Williams Co.	$623,016
5,767		Sigma-Aldrich Corp.	805,131
3,448		Vulcan Materials Co.	313,837
7,122		WestRock Co.	449,113
		TOTAL	16,702,512
		Telecommunication Services—2.4%
191,261		AT&T, Inc.	6,644,411
19,212		CenturyLink, Inc.	549,463
41,801		Frontier Communications Corp.	197,301
8,721	[2]	Level 3 Communications, Inc.	440,411
126,915		Verizon Communications	5,938,353
		TOTAL	13,769,939
		Utilities—2.8%
188		AES Corp.	2,406
4,400		AGL Resources, Inc.	211,552
8,429		Ameren Corp.	346,263
15,699		American Electric Power Co., Inc.	888,093
6,764		CMS Energy Corp.	231,735
16,239		CenterPoint Energy, Inc.	314,062
13,941		Consolidated Edison Co.	886,508
5,083		DTE Energy Co.	408,978
17,500		Dominion Resources, Inc.	1,254,750
20,596		Duke Energy Corp.	1,528,635
5,151		Edison International	309,112
9,567		Entergy Corp.	679,448
3,695		EverSource Energy	183,715
18,167		Exelon Corp.	582,979
11,342		FirstEnergy Corp.	385,174
12,625		NRG Energy, Inc.	283,431
16,557		NextEra Energy, Inc.	1,741,796
8,621		NiSource, Inc.	150,523
20,439		PG & E Corp.	1,073,252
22,527		PPL Corp.	716,584
5,663		Pepco Holdings, Inc.	151,089
2,425		Pinnacle West Capital Corp.	149,647
22,664		Public Service Enterprises Group, Inc.	944,409
6,639		Sempra Energy	675,717
21,387		Southern Co.	956,641
4,097		TECO Energy, Inc.	90,626
8,604	[2]	WEC Energy Group, Inc.	421,596
24,426		Xcel Energy, Inc.	846,850
		TOTAL	16,415,571
		TOTAL COMMON STOCKS (IDENTIFIED COST $195,258,519)	573,193,726
		INVESTMENT COMPANIES—2.2%
2,940,615	[4,6]	Federated Money Market Management, Institutional Shares, 0.14%[5]	2,940,615

Shares			Value
		INVESTMENT COMPANIES—continued
9,972,469	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[5]	$9,972,469
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,913,084)	12,913,084
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $208,171,603)[7]	586,106,810
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[8]	(6,188,770)
		TOTAL NET ASSETS—100%	$579,918,040
At July 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2S&P 500 E-Mini Index Long Futures	42	$4,406,640	September 2015	$24,473
2S&P 500 Index Long Futures	4	$2,098,400	September 2015	$(5,563)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$18,910
The average notional value of long futures contracts held by the Fund throughout the period was $19,841,650. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,505,040 at July 31, 2015, which represents 1.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.5%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
Transactions involving affiliated holdings during the period ended July 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	30,154,438	22,398,731	52,553,169
Purchases/Additions	80,986,938	89,045,167	170,032,105
Sales/Reductions	(108,200,761)	(101,471,429)	(209,672,190)
Balance of Shares Held 7/31/2015	2,940,615	9,972,469	12,913,084
Value	$2,940,615	$9,972,469	$12,913,084
Dividend Income	$6,135	$11,472	$17,607
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
As of July 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$2,831,693	$2,940,615
7	At July 31, 2015, the cost of investments for federal tax purposes was $208,171,603. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $377,935,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $380,510,480 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,575,273.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015